245 Summer Street

Fidelity® Investments

Boston, MA 02210

June 13, 2019

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Devonshire Trust (the trust): File Nos. 002-24389 and 811-01352 Fidelity Equity-Income K6 Fund (the fund(s))

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Stacie Smith

Stacie Smith

Authorized Officer